Derivatives and Risk Management (Details) - Cash Flow Hedging - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2017	Mar. 31, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount			$ 17,500	$ 35,000
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Gain (loss) reclassified from AOCI to earnings, effective Portion	$ 0	$ 0	0	0	$ 0
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net [Abstract]
Gain (loss) recognition in other comprehensive loss, effective portion	0	0	100	43	14
Interest Rate Swap | Other Noncurrent Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Liability, Noncurrent			0	(160)
Interest Rate Swap | Other Noncurrent Assets
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Asset, Noncurrent			0	0
Interest Rate Cap
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	205,000		205,000
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Gain (loss) reclassified from AOCI to earnings, effective Portion	0	0	0	0	0
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net [Abstract]
Gain (loss) recognition in other comprehensive loss, effective portion	(282)	$ 0	176	$ 0	$ 0
Interest Rate Cap | Other Noncurrent Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Liability, Noncurrent			0
Interest Rate Cap | Other Noncurrent Assets
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Asset, Noncurrent	$ 2,020		$ 2,473